OTHER PAYABLE AND ACCRUED EXPENSES (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Other Liabilities, Current [Abstract]
Accrued payroll including amounts due to government authorities	$ 1,029	$ 1,077
Provision for vacation and other employee benefits	1,742	1,664
Accrued expenses	401	355
Provision for contingent liabilities (Note 12c)	297	97
Other liabilities	664	384
Other Current Liabilities	$ 4,133	$ 3,577